Document And Entity Information	Jul. 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES, INC.
Entity Central Index Key	0000910612
Entity Emerging Growth Company	false
Entity File Number	1-12494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd., Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CBL
Security Exchange Name	NYSE
Amendment Description	CBL & Associates Properties, Inc. (the "Company") previously filed on July 30, 2025 a Current Report on Form 8-K disclosing the acquisition of four enclosed regional malls (the "Acquired Malls") from Washington Prime Group on July 29, 2025.This amendment to the Current Report on Form 8-K, filed on July 30, 2025, is being filed by the Company solely to provide the required audited and unaudited statements of revenues and certain expenses under Rule 3-14 of Regulation S-X with respect to the Acquired Malls. Additionally, this report presents the required pro forma financial information reflecting the impact of the Acquired Malls on the Company.The Company's results with respect to this acquisition may be materially different from those expressed in this report due to various factors, including those discussed in the Company's annual report on Form 10-K for the year ended December 31, 2024.